Cover	Apr. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 01, 2026
Entity File Number	001-41272
Entity Registrant Name	HEARTCORE ENTERPRISES, INC.
Entity Central Index Key	0001892322
Entity Tax Identification Number	87-0913420
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	14F, Shibuya Sakura Stage Central Building
Entity Address, Address Line Two	1-2 Sakuragaoka-cho
Entity Address, Address Line Three	Shibuya-ku
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	150-0031
City Area Code	+81
Local Phone Number	3-6899-7114
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HTCR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false